Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PIMCO Managed Accounts Trust
Entity Central Index Key	0001098605
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000013020
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series C
Trading Symbol	FXICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[1]
AssetsNet	$ 2,010,496,000
Holdings Count | Holding	811
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	236.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,010,496
# of Portfolio Holdings	811
Portfolio Turnover Rate	236%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	45.5%
Corporate Bonds & Notes	38.8%
U.S. Treasury Obligations	22.2%
Asset-Backed Securities	16.2%
Non-Agency Mortgage-Backed Securities	9.0%
Sovereign Issues	5.6%
Preferred Securities	1.2%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.6%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.2%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(42.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000133198
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series LD
Trading Symbol	FXIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[2]
AssetsNet	$ 56,609,000
Holdings Count | Holding	571
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$56,609
# of Portfolio Holdings	571
Portfolio Turnover Rate	133%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	57.1%
U.S. Government Agencies	46.6%
Asset-Backed Securities	32.3%
Non-Agency Mortgage-Backed Securities	13.0%
Sovereign Issues	7.0%
Loan Participations and Assignments	0.7%
U.S. Treasury Obligations	0.6%
Short-Term Instruments	3.3%
Affiliated Investments	5.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(66.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000013019
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series M
Trading Symbol	FXIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[3]
AssetsNet	$ 2,001,438,000
Holdings Count | Holding	1,336
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	228.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,001,438
# of Portfolio Holdings	1,336
Portfolio Turnover Rate	228%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	41.0%
Corporate Bonds & Notes	32.6%
Asset-Backed Securities	28.7%
Non-Agency Mortgage-Backed Securities	13.8%
U.S. Treasury Obligations	11.9%
Sovereign Issues	7.8%
Preferred Securities	1.2%
Municipal Bonds & Notes	0.4%
Loan Participations and Assignments	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	2.7%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(40.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

C000013021
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series R
Trading Symbol	FXIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$174	3.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	3.49%	[4]
AssetsNet	$ 166,486,000
Holdings Count | Holding	580
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$166,486
# of Portfolio Holdings	580
Portfolio Turnover Rate	99%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	131.1%
U.S. Government Agencies	44.5%
Sovereign Issues	17.2%
Asset-Backed Securities	11.7%
Corporate Bonds & Notes	4.3%
Non-Agency Mortgage-Backed Securities	1.8%
Short-Term Instruments	1.0%
Financial Derivative Instruments	0.6%
Other Assets and Liabilities, Net	(112.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

C000114641
Shareholder Report [Line Items]
Fund Name	Fixed Income SHares: Series TE
Trading Symbol	FXIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2026 to June 30, 2026 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/FISH
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
AssetsNet	$ 389,256,000
Holdings Count | Holding	387
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Table Summary
Total Net Assets	$389,256
# of Portfolio Holdings	387
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Municipal Bonds & Notes	82.2%
U.S. Treasury Obligations	5.7%
U.S. Government Agencies	1.5%
Loan Participations and Assignments	1.3%
Corporate Bonds & Notes	0.2%
Non-Agency Mortgage-Backed Securities	0.2%
Short-Term Instruments	0.3%
Affiliated Investments	7.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized